Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2015 and 2014:

		2015		2014
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.57	$338,175	$(205,880)	$312,224	$(185,132)
Developed technology	10.41	693,294	(409,374)	708,509	(361,825)
Customer base, trademarks, and non-compete agreements	10.52	432,036	(211,830)	423,685	(179,316)
	10.48	$1,463,505	$(827,084)	$1,444,418	$(726,273)
Unamortized Intangible Assets:
In-process research and development		$—		$8,769
Goodwill		1,875,698		1,887,963
		$1,875,698		$1,896,732

Schedule of Intangible Assets and Goodwill
The changes in intangible assets for the years ended December 31, 2015 and 2014 are as follows:

(in thousands)	Intangibles	Goodwill
BALANCE AT DECEMBER 31, 2013	$790,405	$1,855,691
Additions	9,677	—
Acquisitions	103,130	99,846
Amortization	(132,890)	—
Impairment losses	(8,711)	—
Foreign currency translation adjustments	(34,697)	(67,574)
BALANCE AT DECEMBER 31, 2014	$726,914	$1,887,963
Additions	45,575	—
Purchase adjustments	(8,200)	1,656
Acquisitions	31,412	37,084
Amortization	(131,953)	—
Impairment losses	(205)	—
Foreign currency translation adjustments	(27,122)	(51,005)
BALANCE AT DECEMBER 31, 2015	$636,421	$1,875,698

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2016	$132,640
2017	$114,512
2018	$92,591
2019	$74,479
2020	$50,069